SUBSEQUENT EVENTS	12 Months Ended
Jan. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Subsequent to January 31, 2025, and through March 31, 2025, we repurchased according to the share repurchase program an additional 183,272 ordinary shares for an aggregate purchase price of approximately 1.6 million.